Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision
Income tax provision consisted of the following components:

	Year Ended December 31,
(In thousands)	2013	2012	2011
Federal:
Current	$89,449	$167,172	$96,725
Deferred	(41,090)	(30,111)	28,138
	48,359	137,061	124,863
State and Puerto Rico:
Current	18,025	27,805	8,111
Deferred	(1,935)	(8,151)	1,819
	16,090	19,654	9,930
Foreign:
Current	100,467	75,431	68,605
Deferred	(44,108)	(71,001)	(87,565)
	56,359	4,430	(18,960)
Income tax provision	$120,808	$161,145	$115,833
Earnings before income taxes and noncontrolling interest:
Domestic	$513,805	$690,545	$537,009
Foreign	233,535	113,534	117,627
Total earnings before income taxes and noncontrolling interest	$747,340	$804,079	$654,636

Schedule of Deferred Tax Assets and Liabilities
Temporary differences and carryforwards that result in deferred tax assets and liabilities were as follows:

(In thousands)	December 31, 2013	December 31, 2012
Deferred tax assets:
Employee benefits	$145,070	$119,434
Legal matters	31,409	30,683
Accounts receivable allowances	137,176	120,718
Inventories	21,782	31,791
Financial instruments	—	16,108
Other reserves	17,001	15,882
Tax credits	11,975	14,676
Net operating losses carryforwards	326,310	293,251
Intangible assets	44,819	62,584
Capital loss carryforward	16,003	18,645
Convertible debt	51,513	40,549
Other	38,233	66,093
	841,291	830,414
Less: Valuation allowance	(279,518)	(249,382)
Total deferred tax assets	561,773	581,032
Deferred tax liabilities:
Plant and equipment	137,009	103,222
Intangibles	502,167	371,880
Clean energy investments	25,939	15,754
Financial instruments	64,424	—
Other	21,117	48,715
Total deferred tax liabilities	750,656	539,571
Deferred tax (liabilities) assets, net	$(188,883)	$41,461

Statutory Tax Rate to Effective Tax Rate Reconciliation
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2013	2012	2011
Statutory tax rate	35.0%	35.0%	35.0%
State income taxes and credits	1.0%	1.1%	1.1%
Foreign rate differential	(13.0)%	(7.5)%	(13.1)%
Other foreign items	1.2%	(2.0)%	2.6%
Uncertain tax positions	(0.6)%	(3.4)%	(4.5)%
Foreign tax credits, net	(2.6)%	(3.2)%	(5.7)%
Valuation allowance	4.7%	2.9%	(0.2)%
Clean energy and research credits (1)	(5.7)%	(2.5)%	(0.4)%
Other	(3.8)%	(0.4)%	2.9%
Effective tax rate	16.2%	20.0%	17.7%

Schedule of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	Year Ended December 31,
(In thousands)	2013	2012	2011
Unrecognized tax benefit — beginning of year	$132,336	$162,885	$203,350
Additions for current year tax positions	4,090	5,684	964
Additions for prior year tax positions	5,280	—	5,048
Reductions for prior year tax positions	—	(5,849)	(7,878)
Settlements	(368)	(764)	(7,434)
Reductions due to expirations of statute of limitations	(11,770)	(29,620)	(22,293)
Foreign currency translation	—	—	(8,872)
Addition due to acquisition	45,083	—	—
Unrecognized tax benefit — end of year	$174,651	$132,336	$162,885